Commitments and Contingencies (Details) - Schedule of Future Minimum Commitments under Non-Cancelable Agreements ¥ in Thousands	Jun. 30, 2023 CNY (¥)
Schedule of Future Minimum Commitments under Non-Cancelable Agreements [Abstract]
Less than 1 year, Office rentals	¥ 786
1-5 years, Office rentals	786
Total, Office rentals	¥ 1,572